Long-Term Trade And Unbilled Receivables	12 Months Ended
Dec. 31, 2013
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Long-Term Trade And Unbilled Receivables
LONG-TERM TRADE AND UNBILLED RECEIVABLES

	December 31,
	2013	2012
Receivables	$8,284	$201
Unbilled receivables	234,292	229,486
	$242,576	$229,687

The majority of the long-term unbilled receivables are expected to be billed and collected during the years 2015 - 2016. Long-term trade and unbilled receivables are mainly related to the IMOD.